Document and Entity Information	Oct. 19, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	RLI Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09463
Entity Tax Identification Number	37-0889946
Entity Address, Address Line One	9025 North Lindbergh Drive
Entity Address, City or Town	Peoria
Entity Address State Or Province	IL
Entity Address, Postal Zip Code	61615
City Area Code	309
Local Phone Number	692-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	RLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000084246
Amendment Flag	false